Cash Generated by Operations - Summary of Cash Generated by Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Profit/(loss) for the year	$ 745.4	$ 174.7	$ (344.8)
Mining and income taxation	432.5	175.6	(65.9)
Royalties	105.0	73.7	62.5
Interest expense	127.7	132.6	91.8
Interest received	(7.6)	(6.6)	(6.8)
Amortisation and depreciation	661.3	610.0	668.4
Interest expense - environmental rehabilitation	10.7	11.7	11.7
Non-cash rehabilitation expense/(income)	1.5	13.4	(0.9)
Interest received - environmental trust funds	(0.7)	(0.7)	(0.6)
Impairment, net of reversal of impairment of investments and assets	(50.6)	9.8	520.3
Write-off of exploration and evaluation assets	16.9	30.0	37.7
(Profit)/loss on disposal of assets	0.2	(1.2)	51.6
Gain on acquisition of Asanko	0.0	0.0	(51.8)
Unrealised (gain)/loss and prior year mark-to-market reversals on derivative contracts	(176.4)	112.6	36.6
Fair value gain on Maverix warrants	(1.3)	(4.2)	(3.8)
Profit on disposal of Maverix	0.0	(14.6)	(4.0)
Silicosis settlement costs	0.3	(1.6)	(4.5)
Share-based payments	14.5	20.5	37.5
Long-term incentive plan expense	51.3	9.1	1.1
Payment of long-term incentive plan	0.0	0.0	(17.8)
Borrowing costs capitalised	(13.2)	(43.4)	(17.5)
Share of results of equity-accounted investees, net of taxation	1.0	(4.5)	0.2
Tarkwa expected credit loss	29.0	0.0	0.0
Other	(13.6)	5.9	(3.0)
Total cash generated by operations	$ 1,933.9	$ 1,302.8	$ 998.0